Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Capital expenditure commitments	$ 72,800
Letters of credit outstanding amount	20,300		$ 10,300
Surety bonds and other bank issued guarantees	57,600		41,400
Liability	504,791		512,318
Other Liabilities [Member]
Liability	6,700		$ 6,700
Successor [Member]
Rental expense	$ 25,500
Predecessor [Member] | NPS Holdings Limited [Member]
Rental expense		$ 9,600